Note 17 - Other Expenses (Tables)	6 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of other operating expense [text block]
	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	Sept. 30,	Sept. 30,	Sept. 30,	Sept. 30,
	2019	2018	2019	2018
Amortization of other intangible assets	$6,090	$4,915	$14,463	$8,985
Depreciation of property, plant and equipment	2,515	806	5,503	1,695
Bad debt expense	29,570	20,217	46,857	36,923
Share-based compensation	1,667	1,421	8,784	3,115
	$39,842	$27,359	$75,607	$50,718

Disclosure of employee benefits [text block]

	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	Sept. 30,	Sept. 30,	Sept. 30,	Sept. 30,
	2019	2018	2019	2018
Wages, salaries and commissions	$52,643	$67,996	$114,400	$128,527
Benefits	2,834	11,692	10,104	16,573
	$55,477	$79,688	$124,504	$145,100